Long-term Investments - Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Investments
Impairment charge	$ 106,800,000	$ 211,985,000	$ 249,935,000
Write-offs of prepayments	0	1,500,000	$ 19,100,000
Equity Method
Long-term Investments
Other impairments		30,700,000
A game company | Equity Method
Long-term Investments
Impairment charge		39,300,000
A game company | Cost Method
Long-term Investments
Impairment charge		39,300,000
Loans to investees.
Long-term Investments
Impairment charge	82,200,000
Yixia Tech | Cost Method
Long-term Investments
Impairment charge	$ 75,300,000
Equity Investee In ECommerce Business | Cost Method
Long-term Investments
Impairment charge		$ 59,800,000